Deposits from central banks and credit institutions	12 Months Ended
Dec. 31, 2024
Deposits From Central Banks And Credit Institutions [Abstract]
Deposits from central banks and credit institutions	Deposits from central banks and credit institutions
The detail, by classification, counterparty, type and currency, of Deposits from central banks and 'Deposits from credit institutions' in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
CENTRAL BANKS
Classification
Financial liabilities held for trading	13,300	7,808	5,757
Financial liabilities designated at fair value through profit or loss	1,774	1,209	1,740
Financial liabilities at amortized cost	24,882	48,782	76,952
	39,956	57,799	84,449
Type
Deposits on demand	405	117	—
Time deposits	18,488	43,853	72,320
Reverse repurchase agreements	21,063	13,829	12,129
	39,956	57,799	84,449
CREDIT INSTITUTIONS
Classification
Financial liabilities held for trading	26,284	17,862	9,796
Financial liabilities designated at fair value through profit or loss	1,625	1,735	1,958
Financial liabilities at amortized cost	90,012	81,246	68,582
	117,921	100,843	80,336
Type
Deposits on demand	6,657	5,468	6,808
Time deposits	54,716	54,402	49,221
Reverse repurchase agreements	56,273	40,689	24,245
Subordinated deposits	275	284	62
	117,921	100,843	80,336
Currency
Euro	53,779	53,921	65,133
Pound sterling	21,853	27,697	35,357
US dollar	57,992	49,447	30,924
Brazilian real	7,459	7,997	14,195
Other currencies	16,794	19,580	19,176
TOTAL	157,877	158,642	164,785
At 31 December 2024, no conditional long-term financing of the European Central Bank (TLTRO- Targeted Long-Term Refinancing Operation-) is outstanding. As of 2023 and 2022, the balance of such financing amounted to EUR 11,583 million and EUR 33,536 million, respectively, all corresponding to the TLTRO III financing program.
At 31 December 2024, the expense recognized in the consolidated income statement corresponding to TLTRO III amounts to EUR 158 million (expense of EUR 659 million and income EUR 489 million at 31 December 2023 and 2022, respectively), as a result of the conditions of the financing program.
Note 51 contains a detail of the residual maturity periods of financial liabilities at amortised cost